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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended MARCH 31, 2008
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  KENSICO CAPITAL MANAGEMENT CORP
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Address: 55 RAILROAD AVENUE 2ND FLOOR
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         GREENWICH, CT 06830
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Form 13F File Number:  28-10067
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
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Title: CHIEF OPERATING OFFICER
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

/s/ JOSEPH SIGNORILE               GREENWICH, CT                 5/15/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:          44
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Form 13F Information Table Value Total:       1,499,551
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                                             (thousands)


List of Other Included Managers:                NONE
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
          ITEM 1           ITEM 2    ITEM 3      ITEM 4        ITEM 5         ITEM 6           ITEM 7          ITEM 8
-------------------------- ------ ----------- ----------- ---------------- -----------        -------- ----------------------
                                                                                                          VOTING AUTHORITY
                            TITLE                                                      SHARED          ----------------------
                             OF      CUSIP      FAIR MKT      SHARES OF    SOLE SHARED  OTHER             SOLE    SHARED NONE
NAME OF ISSUER              CLASS    NUMBER       VAL     PRINCIPAL AMOUNT  (A)   (B)    (C)  MANAGERS     (A)      (B)   (C)
--------------             ------ ----------- ----------- ---------------- ---- ------ ------ -------- ---------- ------ ----
ALLEGHENY ENERGY INC       COMMON 017361106    29,815,200    590,400       X                  KENP        590,400
ALTRIA GROUP INC           COMMON 02209S103    24,670,039  1,111,263       X                  KENP      1,111,263
AMBAC FINANCIAL GROUP INC  COMMON 023139108    12,214,799  2,124,313       X                  KENP      2,124,313
AMBAC FINANCIAL GROUP INC  COMMON 023139108     2,110,250    367,000 PUT   X                  KENP        367,000
AMERICAN COMMERCIAL LINES  COMMON 025195207     2,161,440    136,800       X                  KENP        136,800
ARBITRON INC               COMMON 03875Q108    19,305,468    447,300       X                  KENP        447,300
ARMSTRONG WORLD INDUSTRIES COMMON 04247X102    61,973,514  1,737,900       X                  KENP      1,737,900
AT&T INC                   COMMON 00206R102    17,870,780    466,600       X                  KENP        466,600
BANKUNITED FINANCIAL CORP- OTC EQ 06652B103       868,734    173,400       X                  KENP        173,400
BERKSHIRE HATHAWAY INC-DEL COMMON 084670108    24,945,800        187       X                  KENP            187
BIG LOTS INC               COMMON 089302103     3,035,030    136,100       X                  KENP        136,100
BROOKLINE BANCORP INC      OTC EQ 11373M107     5,317,536    463,200       X                  KENP        463,200
BURLINGTON NORTHERN SANTA  COMMON 12189T104    11,499,834    124,700       X                  KENP        124,700
CARMAX INC                 COMMON 143130102     8,913,780    459,000       X                  KENP        459,000
CITIGROUP INC              COMMON 172967101    10,026,702    468,100       X                  KENP        468,100
CSX CORP                   COMMON 126408103   193,835,224  3,457,022       X                  KENP      3,457,022
DISH NETWORK CORP CL A     OTC EQ 25470M109    75,734,406  2,636,074       X                  KENP      2,636,074
EAGLE MATERIALS INC        COMMON 26969P108     7,243,170    203,746       X                  KENP        203,746
ECHOSTAR HLDG CORP         OTC EQ 278768106    30,867,610  1,044,943       X                  KENP      1,044,943
FBR CAP MKTS CORP COM      OTC EQ 30247C301    11,656,852  1,726,941       X                  KENP      1,726,941
FISERV INC                 OTC EQ 337738108   105,030,339  2,184,037       X                  KENP      2,184,037
FLOWSERVE CORP             COMMON 34354P105    88,963,074    852,300       X                  KENP        852,300
HLTH CORP                  OTC EQ 40422Y101   167,071,349 17,512,720       X                  KENP     17,512,720
J P MORGAN CHASE & CO      COMMON 46625H100    32,212,500    750,000       X                  KENP        750,000
KRAFT FOODS INC            COMMON 50075N104    16,343,789    527,049       X                  KENP        527,049
LEHMAN BROTHERS HOLDINGS I COMMON 524908100    17,100,567    454,319       X                  KENP        454,319
MARTIN MARIETTA MATERIALS  COMMON 573284106    26,584,968    250,400       X                  KENP        250,400
MASTERCARD INC             COMMON 57636Q104    12,509,739     56,100       X                  KENP         56,100
MBIA INC                   COMMON 55262C100     6,653,790    544,500       X                  KENP        544,500
NATIONAL FUEL GAS CO       COMMON 636180101   157,468,955  3,335,500       X                  KENP      3,335,500
NMT MEDICAL INC            OTC EQ 629294109     2,317,775    595,829       X                  KENP        595,829
ORION MARINE GROUP INC     OTC EQ 68628V308     9,378,360    784,800       X                  KENP        784,800
PHI INC                    OTC EQ 69336T106     7,695,943    252,326       X                  KENP        252,326
PHI INC NON-VTG            OTC EQ 69336T205    14,784,596    468,757       X                  KENP        468,757
R R DONNELLEY & SONS CO    COMMON 257867101     3,009,783     99,300       X                  KENP         99,300
SEACOR HOLDINGS INC        COMMON 811904101   165,200,622  1,935,340       X                  KENP      1,935,340
SMART BALANCE INC          OTC EQ 83169Y108     7,228,895    915,050       X                  KENP        915,050
SUN-TIMES MEDIA GROUP INC  COMMON 86688Q100       859,811  1,194,182       X                  KENP      1,194,182
TEKELEC INC                OTC EQ 879101103    83,430,936  6,701,280       X                  KENP      6,701,280
TRONOX INC CL B COM STK    COMMON 897051207     3,093,558    793,220       X                  KENP        793,220
UNITED NATURAL FOODS INC   OTC EQ 911163103     5,068,539    270,900       X                  KENP        270,900
UTS SP ACQ HLDGS INC UNIT  COMMON 78470A203     5,868,000    600,000       X                  KENP        600,000
WTS BOISE INC              COMMON 09746Y113       414,918    373,800       X                  KENP        373,800
WYNDHAM WORLDWIDE CORP     COMMON 98310W108     7,193,745    347,860       X                  KENP        347,860
               VALUE TOTAL        ENTRY TOTAL
             1,499,550,720                 44
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